CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		104 Months Ended	113 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Jun. 30, 2013
Cash Flows used in Operating Activities
Net loss for the period	$ (711,541)	$ (7,624,322)	$ (8,301,705)	$ (7,307,147)	$ (36,954,122)	$ (37,665,663)
Adjustments to reconcile net loss to net cash used in operations:
Amortization and depreciation	576	1,394	1,858	1,657	5,055	5,631
Accretion of debt discount	0	98,081	98,081	69,419	2,174,661	2,174,661
Stock-based compensation	0	302,208	302,208	1,273,162	4,842,547	4,842,547
Amortization of deferred financing charge	1,215	60,714	62,399	44,536	162,712	163,927
Change in fair value of derivative liability	0	(67,500)	(67,500)	(100,000)	463,274	463,274
Consulting expense recorded in exchange for shares to be issued	0	0	0	0	236,337	236,337
Common shares issued for consulting expenses	0	15,896	15,895	0	406,405	406,405
Promissory note issued for severance	0	0	0	0	71,500	71,500
Common shares issued for severance	0	75,000	75,000	0	415,600	415,600
Common shares issued for research and development expenses	0	0	0	0	800,000	800,000
Management fees contributed	0	0	0	0	14,625	14,625
Debt conversion expense	0	0	0	504,160	504,160	504,160
Loss on settlement of accounts payable	0	0	0	334,053	778,053	778,053
Loss on extinguishment of debt	0	3,829,328	3,829,333	198,738	4,515,540	4,515,540
Rent contributed	0	0	0	0	3,750	3,750
Unrealized foreign exchange	(7,282)	0				(7,282)
Changes in non-cash working capital balances related to operations:
VAT recoverable	0	809	809	37,011	0	0
Prepaid expenses	0	9,630	9,630	13,639	0	0
Accounts payable and accrued liabilities	423,967	1,857,755	2,281,052	1,129,293	5,772,548	6,196,515
Net cash used in operating activities	(293,065)	(1,441,007)	(1,692,940)	(3,801,479)	(15,787,355)	(16,080,420)
Cash Flows provided by Financing Activities
Issuance of common shares, net of share issue costs	0	996,250	996,250	3,021,512	10,246,833	10,246,833
Share subscriptions received	33,348	0	0	(100,000)	0	33,348
Proceeds from promissory notes	250,000	331,500	581,500	750,000	5,399,000	5,649,000
Deferred financing fee	0	(3,250)	(8,150)	0	(108,150)	(108,150)
Repayment of promissory note	0	0	0	0	(100,000)	(100,000)
Due to related parties	0	0	0	0	33,665	33,665
Shareholder advances	0	0	0	0	333,000	333,000
Net cash provided by financing activities	283,348	1,324,500	1,569,600	3,671,512	15,804,348	16,087,696
Cash Flows used in Investing Activities
Acquisition of equipment	0	0	0	0	(5,631)	(5,631)
Net cash used in investing activities	0	0	0	0	(5,631)	(5,631)
Increase (decrease) in cash during the period	(9,717)	(116,507)	(123,340)	(129,967)	11,362	1,645
Cash, beginning of period	11,362	134,702	134,702	264,669	0	0
Cash, end of period	$ 1,645	$ 18,195	$ 11,362	$ 134,702	$ 11,362	$ 1,645